Dividends	12 Months Ended
Mar. 31, 2025
Dividend [Abstract]
Dividends	9. Dividends
Interim dividends are recognised when they become payable to the Company’s shareholders. Final dividends are recognised when they are approved by shareholders.

	2025			2024			2023
	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m
Final dividend in respect of the prior year	39.12	811	643	37.60	1,325	56	33.76	1,119	114
Interim dividend in respect of the current year	15.84	718	59	19.40	393	320	17.84	488	163
	54.96	1,529	702	57.00	1,718	376	51.60	1,607	277
For comparability purposes the table below presents dividends per share adjusted for a factor of 1.0811 to reflect the bonus element of the
Rights Issue:

	2025			2024			2023
	Pence per share (actual)	Impact of Rights Issue	Pence per share (adjusted)	Pence per share (actual)	Impact of Rights Issue	Pence per share (adjusted)	Pence per share (actual)	Impact of Rights Issue	Pence per share (adjusted)
Final dividend in respect of the prior year	39.12	(2.93)	36.19	37.60	(2.82)	34.78	33.76	(2.53)	31.23
Interim dividend in respect of the current year	15.84	—	15.84	19.40	(1.46)	17.94	17.84	(1.34)	16.50
	54.96	(2.93)	52.03	57.00	(4.28)	52.72	51.60	(3.87)	47.73
The Directors are proposing a final dividend for the year ended 31 March 2025 of 30.88p per share that would absorb approximately £1,512 million of shareholders’ equity (assuming all amounts are settled in cash). It will be paid on 17 July 2025 to shareholders who are on the register of members at 30 May 2025 (subject to shareholders’ approval at the AGM). A scrip dividend will be offered as an alternative